THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("UNION CENTRAL")
                                CARILLON ACCOUNT
                              ("SEPARATE ACCOUNT")
                                 SUPPLEMENT TO:
                   VA I, VA II, VA II SA, AND ADVANTAGE VA III

                         PROSPECTUSES DATED MAY 1, 2007
                       SUPPLEMENT DATED DECEMBER 20, 2007


In APPENDIX B - IRA DISCLOSURE STATEMENT of each prospectus, the section on ROTH IRA, ROLLOVERS AND CONVERSIONS paragraph reading "Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed." is deleted and replaced with the following:

ROLLOVERS FROM A QUALIFIED RETIREMENT PLAN, 401(K) PLAN, OR GOVERNMENTAL 457 PLAN TO A ROTH IRA WERE NOT ALLOWED PRIOR TO JANUARY 1, 2008. ON AND AFTER THAT DATE, DISTRIBUTIONS FROM SUCH ELIGIBLE RETIREMENT PLANS MAY BE ROLLED OVER INTO A ROTH IRA, SUBJECT TO THE SAME RULES THAT APPLY TO ROLLOVERS FROM A TRADITIONAL IRA TO A ROTH IRA. SUCH A ROLLOVER WOULD BE INCLUDED AS TAXABLE INCOME.


All other provisions of your Policy remain as stated in your Policy and prospectus, as amended.


          PLEASE RETAIN THIS SUPPLEMENT WITH THE CURRENT PROSPECTUS FOR
                         YOUR VARIABLE POLICY ISSUED BY
                   THE UNION CENTRAL LIFE INSURANCE COMPANY.
    IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT UNION CENTRAL AT
                                1-800-825-1551.